DERIVATIVE LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Stock Price		$ 0.0114	$ 0.0003
Risk-free interest rate		0.17%
Risk-free interest rate	0.06%	0.06%	1.59%
Expected volatility		737.80%	236.00%
Expected life (in years)	1 year	1 year	1 year
Expected dividend yield	0.00%	0.00%	0.00%
Fair Value		$ 31,565,820,000	$ 9,225,090,000
Stock Price	$ 0.0121	$ 0.0003
Expected volatility	204.20%	236.00%
Fair Value	$ 0	$ 3,156,582
Stage It Corp [Member]
Derivative [Line Items]
Risk-free interest rate	0.04%	0.10%	2.54%
Expected life (in years)	1 year	1 year	1 year
Expected dividend yield	0.00%	0.00%	0.00%
Stock Price	$ 1.59	$ 1.59	$ 1.59
Expected volatility	110.45%	94.55%	147.95%
Exercise Price	$ 1.19	$ 1.19	$ 1.19
Fair Value:	$ 2,670,162	$ 2,404,981	$ 2,099,025
Minimum [Member]
Derivative [Line Items]
Stock Price		$ 0.0015	$ 0.00015
Stock Price	$ 0.00595	0.00015
Maximum [Member]
Derivative [Line Items]
Stock Price		0.0018	$ 0.00018
Stock Price	$ 0.007140	$ 0.00018